Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Platform Operator, Crypto Asset [Line Items]
Allowance for doubtful accounts	$ 1,144,531	$ 987,005	$ 1,117,299
Reserve inventory	143,115	162,390	$ 103,825
Goodwill impairment loss	329,172	$ 194,670
Intangible assets, estimate useful lives		10 years
Impairment loss on goodwill	$ 1,567,485	$ 927,000
Trademark and License [Member]
Platform Operator, Crypto Asset [Line Items]
Intangible assets, estimate useful lives	10 years	10 years	10 years
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Goodwill impairment loss	$ 1,567,485